                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

    SUPPLEMENT DATED DECEMBER 30, 2003, TO THE SUPPLEMENTS DATED MAY 1, 2003,
                  FOR THE CLASS AA AND CUSTOM SELECT CONTRACTS

This Supplement amends the supplements dated May 1, 2003, for the Class AA and Custom Select Contracts with respect to the availability of certain investment options under the Contracts.

CLASS AA CONTRACT
-----------------

If you own the Class AA Contract, please note the following:

The following investment options are not available under your Contract:

         o Metropolitan Series Fund, Inc. - FI International Stock Portfolio (formerly Putnam International Stock Portfolio) (Class A)
         o Metropolitan Series Fund, Inc. - MFS(R) Research Managers Portfolio (Class A)

All references in the Contract prospectus to the above investment options are hereby deleted.

The following investment options are available under your Contract:

         o        Putnam Variable Trust (Class IA) - Putnam VT International
                  Equity Fund
         o        MFS(R) Variable Insurance Trust (Initial Class) -
                  MFS(R) Research Series

The investment objective of the MFS(R) Research Series is to seek long-term growth of capital and future income.

CUSTOM-SELECT CONTRACT
----------------------

If you own the Custom-Select Contract, please note the following:

The following investment portfolio is available under your Contract:

                  Metropolitan Series Fund, Inc. - Capital Guardian U.S. Equity Portfolio

The investment objective of the Metropolitan Series Fund, Inc. - Capital Guardian U.S. Equity Portfolio is to seek long-term growth of capital. The investment adviser of the Portfolio is MetLife Advisers LLC that has engaged the Capital Guardian Trust Company as subadviser to the Portfolio.

                                      * * *

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.